Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of Company ROU Assets and Lease Liabilities

The following table presents the Company’s ROU assets and lease liabilities (in thousands):

		December 31,
Lease Classification	Classification	2018	2019
Assets:
Operating	Current assets	$451	$—
Financing	Property and equipment	19	6

Total ROU assets		$470	$6

Liabilities:
Current:
Operating	Accrued expenses and other current liabilities	$505	$—
Financing	Accrued expenses and other current liabilities	10	9
Noncurrent:
Operating	Operating lease liability	—	—
Financing	Long-term debt	9	—

Total lease liabilities		$524	$9

Summary of Minimum Lease Payments of Lease Liabilities

As of December 31, 2019, the minimum lease payments of the Company’s lease liabilities are as follows (in thousands):

Finance Leases
Year Ending December 31:
2020	$9

Total lease payments	$9
Less: imputed interest	—

Total lease liabilities	$9

Summary of Supplemental Cash Flows Information

The following information represents supplemental disclosure for the statements of cash flows related to the Company’s lease (in thousands):

	Years Ended December 31,
	2018	2019
Supplemental Cash Flows Information:
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operating activities:
Operating leases	$464	$505
Financing leases	$1	$1
Cash used in financing activities:
Financing leases	$9	$9